Segment Information - Schedule of Total Assets by Segment (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 4,771.7	$ 4,657.4	$ 4,794.4
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	4,413.6	4,396.1	$ 4,555.9
Operating Segments | Americas
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	2,173.3	2,296.4
Operating Segments | Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,252.3	1,152.2
Operating Segments | Europe, Middle East, & Africa
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	988.0	947.5
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 358.1	$ 261.3